Long - Term Debt - Credit Facilities 5 (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Amount drawn down		$ 327,500	$ 8,125	$ 54,800
Repayment of long term debt, first year		87,532
Repayment of long term debt, second year		82,848
Outstanding amount		$ 912,849	$ 889,176
$54.8 Million Citi Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date		Oct. 26, 2017
Line of credit facility maximum borrowing capacity		$ 54,800
Amount drawn down	$ 54,800
Line of Credit Facility, Expiration Date		Oct. 31, 2020
Line of Credit Facility, Interest Rate Description		LIBOR plus a margin
Loan margin percentage		3.25%
Line of Credit Facility, Frequency of Payments		at least quarterly
Minimum cash balance requirement		$ 20,000
Outstanding amount		12,077
$54.8 Million Citi Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Repayment of long term debt, first year		20,000
Repayment of long term debt, second year		$ 20,000